Commitment and Contingencies - Future Minimum Lease Payments Under Noncancellable Operating Leases (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 2,393
2023	2,341
2024	2,412
2025	2,484
2026 and after	2,340
Total minimum lease payments	$ 11,970